LETTER TO THE SHAREHOLDERS OF THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

October 16, 1995

Dear Shareholder:

By focusing on high quality issues and actively managing maturity in an uncertain interest rate environment, The JPM Institutional Tax Exempt Money Market Fund outperformed its benchmark for its fiscal year ended August 31, 1995. During the period, the Fund returned 3.57% compared with IBC/Donoghue's Tax Free Money Fund Average of 3.22%. We are also pleased to report that the Fund's average annual three- , five- , and ten-year returns have also outpaced IBC/Donoghue's Average (PLEASE SEE TABLE ON PAGE 4). We believe the Fund's conservative strategy and commitment to credit research have led to consistently good long-term returns versus its benchmark.

The Fund has also maintained a constant net asset value of $1.00 per share and paid $0.04 per share in dividends during the period, all of which is tax exempt. The Fund's net assets stood at $100.1 million at the end of the reporting period compared with $46.1 million on August 31, 1994. The net assets of The Tax Exempt Money Market Portfolio in which the Fund invests totaled $1.1 billion on August 31, 1995.

MARKET ENVIRONMENT

As economic indicators remained strong and inflationary pressures persisted, the Federal Reserve continued to tighten monetary policy into the first quarter of 1995, and short-term tax exempt rates rose. In the second quarter of 1995, monetary policy was unchanged, but weaker economic data led to market expectations of future Federal Reserve easing. When the Fed finally cut rates in early July, market prices had already discounted this move. As expected, rates remained unchanged in August.

The supply of tax exempt money market investments declined during 1994 and remain low in 1995, as the need for short-term financing decreased with the improved fiscal position of many municipalities. The low interest rates of 1993 had provided opportunities for municipalities to move from short- to long-term financing. While supply dwindled, the demand for money market investments increased.


--------------------------------------------------------------------------------
 TABLE OF CONTENTS

 LETTER TO THE SHAREHOLDERS............1     FUND PERFORMANCE.................4

 FUND FACTS AND HIGHLIGHTS.............3     FINANCIAL STATEMENTS.............6
--------------------------------------------------------------------------------

PORTFOLIO REVIEW

Morgan's fixed income specialists systematically analyze short-term interest rates to actively manage the Portfolio's average maturity relative to Donoghue's Tax Free Money Fund Average. For most of 1994, the Portfolio's average maturity was neutral relative to its benchmark. The Portfolio's average maturity was lengthened slightly during the first quarter of 1995 to capture additional yield as short-term tax exempt rates rose. For the remainder of the period, the Portfolio's maturity was slightly longer relative to Donoghue's average as short-term rates remained at relatively low levels.

An in-house analytical team conducts quantitative and credit research to select individual securities for the Portfolio. The Portfolio continued to invest principally in instruments rated in the "top tier" of the short-term tax exempt market, as determined by two nationally recognized credit rating agencies, Moody's and Standard & Poor's.

INVESTMENT OUTLOOK

Favorable inflation data could allow the Federal Reserve to reduce short-term rates again before year end. Given our view that that the Fed will either lower rates or hold policy steady over the next few months, we will look to extend the Portfolio's targeted average life.

Factors that led to low supply during the period continue to exist. In light of the decreased supply and high demand, we continue to research the market to identify attractive investment opportunities and new tax exempt structures.

As always, we welcome your comments or questions. Please call J.P. Morgan Funds Services toll free at (800) 766-7722.

Sincerely,

/s/ Evelyn E. Guernsey

Evelyn E. Guernsey
J.P. Morgan Funds Services

Fund facts
INVESTMENT OBJECTIVE

The JPM Institutional Tax Exempt Money Market Fund seeks to provide a high level of current income exempt from federal income tax and maintain a high level of liquidity and preserve capital. It is designed for investors who seek to preserve capital and earn current income exempt from federal income tax.

--------------------------------------------------------------------------------
INCEPTION DATE
07/12/93

--------------------------------------------------------------------------------
NET ASSETS AS OF 8/31/95
$100,141,922

--------------------------------------------------------------------------------
DIVIDEND PAYABLE DATES
MONTHLY

--------------------------------------------------------------------------------
CAPITAL GAIN PAYABLE DATES (IF APPLICABLE)
12/18/95


EXPENSE RATIO

The Fund's annual expense ratio of 0.35% covers shareholders' expenses for custody, tax reporting, investment advisory and shareholder services, after reimbursement. The Fund is no-load and does not charge any sales, redemption, or exchange fees. There are no additional charges for buying, selling, or safekeeping Fund shares, or for wiring redemption proceeds from the Fund.

Fund highlights
ALL DATA AS OF AUGUST 31, 1995

PORTFOLIO ALLOCATION
(PERCENTAGE OF TOTAL INVESTMENTS)

Pie chart depicting the allocation of the Fund's investment securities held at August 31, 1995 by investment categories. The pie is broken in pieces representing investment categories in the following percentages:

-  VARIABLE RATE DEMAND NOTES 61.0%

-  COMMERCIAL PAPER 13.6%

-  TAX ANTICIPATION NOTES 7.0%

-  REVENUE BONDS 5.5%

-  TAX REVENUE ANTICIPATION NOTES 5.0%

-  THIRD PARTY PUT BONDS 3.4%

-  GENERAL OBLIGATIONS 1.1%


AVERAGE 7-DAY YIELD
3.64%

AVERAGE MATURITY
57 days

Fund performance


EXAMINING PERFORMANCE

One way to look at performance is to review a fund's average annual total return. This figure takes a fund's actual (or cumulative) return and shows you what would have happened if the fund had achieved that return by performing at a constant rate each year. Average annual total returns represent the average yearly change of a fund's value over various time periods, typically 1, 5, or 10 years (or since inception). Total returns for periods of less than one year are not annualized and provide a picture of how a fund has performed over the short term.

PERFORMANCE                       TOTAL RETURNS    AVERAGE ANNUAL TOTAL RETURNS
                                  ----------------------------------------------
                                  THREE   SIX       ONE     THREE  FIVE   TEN
AS OF AUGUST 31, 1995             MONTHS  MONTHS    YEAR    YEARS* YEARS* YEARS*
--------------------------------------------------------------------------------
The JPM Institutional Tax
 Exempt Money Market Fund         0.89%   1.87%     3.57%   2.69%  3.19%  4.10%
IBC/Donoghue's Tax Free
 Money Fund Average               0.80%   1.69%     3.22%   2.43%  3.02%  3.94%

AS OF JUNE 30, 1995
--------------------------------------------------------------------------------
The JPM Institutional Tax Exempt
 Money Market Fund                0.96%   1.84%     3.41%   2.62%  3.25%  4.12%
IBC/Donoghue's Tax Free
 Money Fund Average               0.88%   1.70%     3.06%   2.37%  3.09%  3.96%

*REFLECTS PERFORMANCE OF THE PIERPONT TAX EXEMPT MONEY MARKET FUND, THE PREDECESSOR ENTITY TO THE TAX EXEMPT MONEY MARKET PORTFOLIO, FOR PERIODS PRIOR TO JULY 12, 1993 (COMMENCEMENT OF OPERATIONS).

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. FUND RETURNS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND REFLECT REIMBURSEMENT OF CERTAIN FUND AND PORTFOLIO EXPENSES AS DESCRIBED IN THE PROSPECTUS. IBC/DONOGHUE'S TAX FREE MONEY FUND AVERAGE IS AN AVERAGE OF ALL MAJOR TAX FREE MONEY MARKET FUND RETURNS. THIS COMPARATIVE INFORMATION IS AVAILABLE TO THE PUBLIC FROM THE IBC/DONOGHUE ORGANIZATION, INC. NO REPRESENTATION IS MADE THAT INFORMATION GATHERED FROM THIS SOURCE IS ACCURATE OR COMPLETE.

Signature Broker-Dealer Services, Inc. is the Distributor for The JPM Institutional Tax Exempt Money Market Fund (the "Fund").


Morgan Guaranty Trust Company of New York ("Morgan") serves as Portfolio Investment Advisor and makes the Fund available solely in its capacity as shareholder servicing agent for customers. Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, Morgan or any other bank. Shares of the Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. Although the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to continue to do so.

The performance data quoted herein represent past performance. Please remember that past performance is not a guarantee of future performance. Fund returns are net of fees and assume the reinvestment of Fund distributions. The Fund invests all of its investable assets in The Tax Exempt Money Market Portfolio (the "Portfolio"), a separately registered investment company, which is not available to the public but only to other collective investment vehicles such as the Fund. Consistent with applicable regulatory guidance, performance for the Fund prior to July 12, 1993, reflects the performance of The Pierpont Tax Exempt Money Market Fund, which had a substantially similar investment objective and restrictions as the Portfolio. The performance for such period reflects deduction of the charges and expenses of The Pierpont Tax Exempt Money Market Fund, which were higher than the charges and expenses for the Fund, after reimbursement.

More complete information about the Fund, including management fees and other expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain an additional copy of the Prospectus by calling (800) 766-7722.

THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investment in The Tax Exempt Money Market Portfolio           $ 100,418,334
 ("Portfolio"), at value
Receivable for Expense Reimbursements                                83,247
Deferred Organization Expense                                        31,988
Prepaid Expenses                                                        245
                                                              -------------
    Total Assets                                                100,533,814
                                                              -------------

LIABILITIES
Dividends Payable                                                   300,147
Shareholder Servicing Fee Payable                                    44,406
Administration Fee Payable                                            1,808
Fund Services Fee Payable                                               668
Accrued Expenses                                                     44,863
                                                              -------------
    Total Liabilities                                               391,892
                                                              -------------

NET ASSETS
Applicable to 100,164,716 Shares of Beneficial Interest       $ 100,141,922
 Outstanding
 (unlimited authorized shares, par value $0.001)
                                                              -------------
                                                              -------------
Net Asset Value, Offering and Redemption Price Per Share              $1.00

ANALYSIS OF NET ASSETS
Paid-in Capital                                               $ 100,164,382
Accumulated Net Realized Loss on Investment                         (22,460)
                                                              -------------
    Net Assets                                                $ 100,141,922
                                                              -------------
                                                              -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME FROM PORTFOLIO
                                                                                $ 3,373,322
Allocated Interest Income
                                                                                   (217,218)
Allocated Portfolio Expenses
                                                                                -----------
                                                                                  3,156,104
Net Investment Income Allocated from Portfolio

FUND EXPENSES
Shareholder Servicing Fee                                          $   96,667
Registration Fees                                                      29,863
Administration Fee                                                     22,290
Transfer Agent Fee                                                     17,268
Printing Expenses                                                      15,000
Amortization of Organization Expense                                   13,193
Professional Fees                                                       9,840
Fund Services Fee                                                       8,400
Trustees' Fees and Expenses                                             2,263
Insurance Premium Expense                                               1,571
Miscellaneous                                                           2,241
                                                                   ----------
    Total Fund Expenses                                               218,596
Less: Reimbursement of Expenses                                      (132,235)
                                                                   ----------

                                                                                    (86,361)
NET FUND EXPENSES
                                                                                -----------

                                                                                  3,069,743
NET INVESTMENT INCOME

                                                                                    (21,359)
NET REALIZED LOSS ON INVESTMENT ALLOCATED FROM PORTFOLIO
                                                                                -----------
                                                                                $ 3,048,384
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                                -----------
                                                                                -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                      FOR THE        FOR THE
                                                       FISCAL         FISCAL
                                                     YEAR ENDED     YEAR ENDED
                                                     AUGUST 31,     AUGUST 31,
                                                        1995           1994
                                                    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                               $  3,069,743   $   474,290
Net Realized Loss on Investment Allocated from
  Portfolio                                              (21,359)         (883)
                                                    ------------   ------------
Net Increase in Net Assets Resulting from
  Operations                                           3,048,384       473,407

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net Investment Income                                 (3,069,743)     (474,290)
In Excess of Net Realized Gain                           --               (334)
                                                    ------------   ------------
Total Distributions to Shareholders                   (3,069,743)     (474,624)
                                                    ------------   ------------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST (AT
  A CONSTANT $1.00 PER SHARE)
Proceeds from Shares of Beneficial Interest Sold     302,212,433    73,193,632
Reinvestment of Dividends and Distributions            2,718,341       445,438
Cost of Shares of Beneficial Interest Redeemed      (250,850,852)  (62,558,260)
                                                    ------------   ------------
Net Increase from Transactions in Shares of
  Beneficial Interest                                 54,079,922    11,080,810
                                                    ------------   ------------
Total Increase in Net Assets                          54,058,563    11,079,593

NET ASSETS
Beginning of Fiscal Year                              46,083,359    35,003,766
                                                    ------------   ------------
End of Fiscal Year                                  $100,141,922   $46,083,359
                                                    ------------   ------------
                                                    ------------   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Selected Data for a share outstanding throughout each period are as follows:

                                                                       FOR THE PERIOD
                                                                       JULY 12, 1993
                                                                      (COMMENCEMENT OF
                                 FOR THE FISCAL     FOR THE FISCAL      OPERATIONS)
                                   YEAR ENDED         YEAR ENDED       TO AUGUST 31,
                                AUGUST 31, 1995    AUGUST 31, 1994          1993
                                ----------------   ----------------   ----------------
NET ASSET VALUE, BEGINNING OF
 PERIOD                                $1.00              $1.00             $1.00
                                    --------           --------           --------

INCOME FROM INVESTMENT
 OPERATIONS
Net Investment Income                 0.0352             0.0228             0.0040
Net Realized Loss on
 Investment                          (0.0002)           (0.0000)(a)        (0.0000)(a)
                                    --------           --------           --------
Total from Investment
 Operations                           0.0350             0.0228             0.0040
                                    --------           --------           --------

LESS DISTRIBUTIONS TO
 SHAREHOLDERS FROM
Net Investment Income                (0.0352)           (0.0228)           (0.0040)
In Excess of Net Realized Gain            --            (0.0000)(a)         0.0000(a)
                                    --------           --------           --------
Total Distributions to
 Shareholders                        (0.0352)           (0.0228)           (0.0040)
                                    --------           --------           --------

NET ASSET VALUE, END OF PERIOD         $1.00              $1.00              $1.00
                                    --------           --------           --------
                                    --------           --------           --------
Total Return                            3.57%              2.30%              0.40%(b)
                                    --------           --------           --------
                                    --------           --------           --------
RATIOS AND SUPPLEMENTAL DATA
Net Assets at end of Period
 (in thousands)                 $    100,142       $     46,083       $     35,004
Ratios to Average Net Assets:
    Expenses                            0.35%              0.35%              0.35%(c)
    Net Investment Income               3.49%              2.34%              2.25%(c)
    Decrease reflected in
     Expense ratio due to
     Expense Reimbursement              0.15%              0.65%              1.08%(c)

------------------------
(a) Less than $0.0001
(b) Not Annualized.
(c) Annualized.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The JPM Institutional Tax Exempt Money Market Fund (the "Fund") is a separate series of The JPM Institutional Funds, which was organized on November 4, 1992 as a Massachusetts business trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund commenced operations on July 12, 1993.

The Fund invests all of its investable assets in The Tax Exempt Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objectives as the Fund. The value of such investment reflects the Fund's proportionate interest in the net assets of the Portfolio (9% at August 31, 1995). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of the significant accounting policies of the Fund:

    a)Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's notes to Financial Statements which are included elsewhere in this report.

    b)The Fund records its share of net investment income, realized gain and loss and adjusts its investment in the Portfolio each day. All the net investment income and realized gain and loss of the Portfolio is allocated pro rata among the Fund and the other investors in the Portfolio at the time of such determination.

    c)All the Fund's net investment income is declared as dividends daily and paid monthly. Distributions to shareholders of net realized capital gain, if any, are declared and paid annually.

    d)The Fund incurred organization expenses in the amount of $58,457. These costs were deferred and are being amortized by the Fund on a straight-line basis over a five-year period from the commencement of operations.

    e)Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, including net realized capital gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is necessary. As of August 31, 1995, the Fund incurred and elected to defer Post-October losses of $20,433 until the next taxable year. For federal income tax purposes, the Fund had a capital loss carryforward at August 31, 1995, of $2,363, which, if not utilized will expire in the year 2003. To the extent that these capital losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

    f)Expenses incurred by the Trust with respect to any two or more funds in the Trust are allocated in proportion to the net assets of each fund in the Trust, except where allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

2. TRANSACTIONS WITH AFFILIATES

    a)The Trust retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and Distributor. Signature provides administrative services necessary for the operations of the Fund, furnishes office space and facilities required for conducting the business of the Fund and pays the

THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------
      compensation of the Fund's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.04% of the first $1 billion of the aggregate average daily net assets of the Trust, as well as two other affiliated fund families for which Signature acts as administrator, 0.032% of the next $2 billion of such net assets, 0.024% of the next $2 billion of such net assets, and 0.016% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied daily to the net assets of the Fund. For the fiscal year ended August 31, 1995, Signature's fee for these services amounted to $22,290.

    b)During the fiscal year ended August 31, 1995, the Trust, on behalf of the Fund, had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan would receive a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Fund and was also designed to provide an expense limit for certain expenses of the Fund. This fee was calculated exclusive of the shareholder servicing fee, the fund services fee and amortization of organization expenses at 0.05% of the Fund's average daily net assets. For the fiscal year ended August 31, 1995, Morgan agreed to reimburse the Fund $56,396 for expenses that exceeded this limit. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Trust, on behalf of the Fund, and Morgan, which provides for the continuation of the oversight services that were outlined under the prior agreement without any compensation to Morgan. In addition, Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses of the Fund, including the expenses allocated to the Fund from the Portfolio, at no more than 0.35% of the average daily net assets of the Fund through August 31, 1996. For the fiscal year ended August 31, 1995, Morgan has agreed to reimburse the Fund $75,839 for expenses that exceeded this limit.

    c)The Trust, on behalf of the Fund, has a Shareholder Servicing Agreement with Morgan. The Agreement provides for the Fund to pay Morgan a fee for these services which is computed daily and may be paid monthly at an annual rate of 0.11% of the average daily net assets of the Fund. For the fiscal year ended August 31,1995, the fee for these services amounted to $96,667.

    d)The Trust, on behalf of the Fund, has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Trust's affairs. The Trustees of the Trust represent all the existing shareholders of Group. The Fund's allocated portion of Group's costs in performing its services amounted to $8,400 for the fiscal year ended August 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds, their corresponding Portfolios and The Series Portfolio. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of these total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $1,000.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
The JPM Institutional Tax Exempt Money Market Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The JPM Institutional Tax Exempt Money Market Fund (one of the series constituting part of The JPM Institutional Funds, hereafter referred to as the "Fund") at August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period July 12, 1993 (commencement of operations) through August 31, 1993, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
October 24, 1995

The Tax Exempt Money Market Portfolio
Annual Report August 31, 1995

(The following pages should be read in conjunction with The JPM Institutional Tax Exempt Money Market Fund
Annual Financial Statements)

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
AUGUST 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     MATURITY DATE    RATE          VALUE
--------------   --------------------------------------------------  ---------  -------------   ------     -------------
ALABAMA (4.7%)
$        9,100   Anniston, (Industrial Development Board, PCR,
                   Monsanto Co. Project, Series 1992)..............
                                                                     VRDN            (A)        3.550%     $   9,100,000
         2,230   Anniston Solid Waste Disposal Authority (PCR,
                   Monsanto Co. Project, Series 1992)..............
                                                                     VRDN            (A)        3.550          2,230,000
         1,925   Birmingham (Medical Clinic Board Baptist Medical
                   Center, Clinic Revenue Series 1990-A, Western
                   Medical Systems, Inc. Project) LOC Fuji Bank
                   Ltd.............................................
                                                                     VRDN            (A)        3.800          1,925,000
         4,200   Birmingham, (Medical Clinic Board St.
                   Martins'-in-the-Pines Medical Clinic Revenue
                   Refunding, St Martins' Project, Series 1989) LOC
                   Fuji Bank Ltd...................................
                                                                     VRDN            (A)        3.800          4,200,000
         3,635   Birmingham, (Medical Clinic Board St.
                   Martins'-in-the-Pines Medical Clinic Revenue
                   Refunding, St Martins' Project, Series 1989) LOC
                   First Alabama Bank..............................
                                                                     VRDN            (A)        3.675          3,635,000
         5,925   Decatur County, (Industrial Development Board,
                   PCR, Refunding Monsanto Co. Project, Series
                   1990)...........................................
                                                                     VRDN            (A)        3.550          5,925,000
         9,500   Evergreen, (Industrial Development Board, IDR,
                   Polyfelt U.S. Inc. Project, Series 1985) LOC
                   Creditanstalt-Bankverein........................
                                                                     VRDN            (A)        4.220          9,500,000
         2,250   Jefferson County (Public Improvement Revenue
                   Warrant, Briarwood Presbyterian Church Project,
                   Series 1988) LOC Amsouth Bank...................
                                                                     VRDN            (A)        5.687          2,250,000
           900   Mobile, (Industrial Development Board, Solid Waste
                   Disposal, IDR, Scott Paper Co., Series 1984 E)
                   LOC Swiss Bank, NY..............................
                                                                     VRDN            (A)        3.550            900,000
         5,700   North Alabama, Environmental Improvement
                   Authority, (PCR, Reynolds Metals Inc. Project,
                   Series 1985) LOC Bank of Nova Scotia............
                                                                     VRDN            (A)        3.500          5,700,000
         5,300   Red Bay County, (Industrial Development Board,
                   IDR, Refunding, Gates Rubber Co. Project, Series
                   1987) LOC National Bank of Detroit..............
                                                                     VRDN            (A)        3.675          5,300,000
           200   Stevenson, (Industrial Development Board, Mead
                   Project) LOC Credit Suisse......................
                                                                     VRDN            (A)        3.500            200,000
                                                                                                           -------------
                 Total Alabama.....................................                                           50,865,000
                                                                                                           -------------
ALASKA (6.8%)
         4,745   Alaska (Industrial Development and Export
                   Authority, IDR, American President Lines Ltd.,
                   Series 1991) LOC Industrial Bank of Japan LTD...
                                                                     VRDN            (A)        3.850          4,745,000
         1,460   Alaska (Industrial Development Authority, IDR,
                   Providence Medical Office Building Associates
                   Project, Series 1985) LOC Barclays Bank
                   International...................................
                                                                     VRDN            (A)        3.600          1,460,000
        40,100   Alaska (State Housing Finance Corp., Series 1991
                   C)..............................................
                                                                     VRDN            (A)        3.600         40,100,000
        27,500   Anchorage Alaska (Series 1994)....................
                                                                     TAN          12/07/95      5.000         27,525,796
                                                                                                           -------------
                 Total Alaska......................................                                           73,830,796
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     MATURITY DATE    RATE          VALUE
--------------   --------------------------------------------------  ---------  -------------   ------     -------------
ARIZONA (1.3%)
$        1,000   Casa Grande, (Industrial Development Authority,
                   IDR, Abbott Labs Project, Series 1983)..........
                                                                     VRDN            (A)        5.687%     $   1,000,000
           800   Casa Grande, (Industrial Development Authority,
                   PCR, Abbott Labs Project, Series 1984)..........
                                                                     VRDN            (A)        5.687            800,000
         6,600   Maricopa County, (Pollution Control Corporation,
                   PCR, Public Service Co. of New Mexico, Palo
                   Verde Project, Series 1992A) LOC Canadian
                   Imperial Bank...................................
                                                                     VRDN            (A)        3.600          6,600,000
         2,000   Salt River, (Arizona Agriculture Import & Power
                   District Project, Series 1986C, Maturity
                   1/01/07) Prerefunded............................
                                                                     RB          01/01/96(B)    7.125          2,052,308
         3,200   Tucson, (Industrial Development Authority,
                   Reliance Group Inc., Parking Garage Revenue) LOC
                   Societe Generale................................
                                                                     VRDN            (A)        3.800          3,200,000
                                                                                                           -------------
                 Total Arizona.....................................                                           13,652,308
                                                                                                           -------------
ARKANSAS (0.5%)
           750   North Little Rock, (IDR, Refunding, Noland Co.
                   Project, Series 1989) LOC Wachovia Bank and
                   Trust...........................................
                                                                     VRDN            (A)        3.460            750,000
         5,175   Texarkana, (Industrial Development Board, Cooper
                   Tire and Rubber Co. Project, Series 1991).......
                                                                     VRDN            (A)        4.300          5,175,000
                                                                                                           -------------
                 Total Arkansas....................................                                            5,925,000
                                                                                                           -------------
CALIFORNIA (3.0%)
        16,400   California Higher Education Loan Authority, Inc.
                   (Student Loan Revenue Bond Refunding, Series
                   1992 D-1, Maturity 4/01/00), LOC Dresdner Bank
                   N.Y.............................................
                                                                     VRDN            (A)        3.550         16,400,000
         2,000   Fresno, (IDR, Fresno MSA Limited Partnership
                   Project) LOC Bank of Nova Scotia................
                                                                     VRDN            (A)        5.687          2,000,000
        10,000   Golden Empire, (California Schools Financing
                   Authority, Kern High School District, Series
                   1995 A), LOC Canadian Imperial Bank of
                   Commerce........................................
                                                                     VRDN            (A)        3.500         10,000,000
         4,700   Los Angeles, (California Regional Airports, Import
                   Corp. Leasing, American Airlines, Series 1984
                   F), LOC Wachovia Bank, Atlanta..................
                                                                     VRDN            (A)        3.500          4,700,000
                                                                                                           -------------
                 Total California..................................                                           33,100,000
                                                                                                           -------------
COLORADO (2.8%)
         2,550   Cherry Creek County, (Southern Metropolitan
                   District #1, Series 1986) LOC Dresdner Bank.....
                                                                     VRDN            (A)        3.750          2,550,000
        25,000   Colorado State (Series 1995A).....................
                                                                     TRAN         06/27/96      4.500         25,167,563
         2,450   Colorado, (Student Obligation Bond Authority,
                   Student Loan Revenue, Series 1990C) LOC Fuji
                   Bank Ltd........................................
                                                                     VRDN            (A)        3.550          2,450,000
                                                                                                           -------------
                 Total Colorado....................................                                           30,167,563
                                                                                                           -------------
CONNECTICUT (0.9%)
        10,000   Connecticut, (Development Authority, PCR,
                   Connecticut Lighting & Power Project, Series
                   1993A, Maturity 9/01/28), LOC Deutsche Bank
                   AG..............................................
                                                                     VRDN            (A)        3.550         10,000,000
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     MATURITY DATE    RATE          VALUE
--------------   --------------------------------------------------  ---------  -------------   ------     -------------
DELAWARE (0.4%)
$        4,100   Wilmington Delaware, (Franciscan Health Systems,
                   Series 1986, Maturity 7/01/11), LOC Toronto
                   Dominion Bank...................................
                                                                     VRDN            (A)        3.500%     $   4,100,000
                                                                                                           -------------
DISTRICT OF COLUMBIA (6.2%)
         2,800   District of Columbia, (Columbia Hospital for Women
                   Issue, 1988 Series A) LOC Mitsubishi Bank LTD...
                                                                     VRDN            (A)        3.700          2,800,000
         3,200   District of Columbia, (Series 1992 A-1) LOC
                   National Westminster Bank PLC...................
                                                                     VRDN            (A)        3.700          3,200,000
        15,900   District of Columbia, (Series 1992 A-2) LOC Bank
                   of Nova Scotia..................................
                                                                     VRDN            (A)        3.700         15,900,000
         5,000   District of Columbia, (Series 1992 A-3) LOC
                   Toronto Dominion................................
                                                                     VRDN            (A)        3.700          5,000,000
         4,500   District of Columbia, (Series 1992 A-4) LOC
                   Toronto Dominion................................
                                                                     VRDN            (A)        3.700          4,500,000
         7,700   District of Columbia, (Series 1992 A-6) LOC
                   National Westminster Bank PLC...................
                                                                     VRDN            (A)        3.700          7,700,000
        20,000   District of Columbia, (Series 1995A Sub A2) LOC
                   Toronto Dominion................................
                                                                     TRAN         09/30/95      6.250         20,021,475
         8,840   Washington DC, (Metropolitan Transportation
                   Authority, Series PA-4L) FGIC Insured...........
                                                                     TPP             (A)        3.700          8,840,000
                                                                                                           -------------
                 Total District of Columbia........................                                           67,961,475
                                                                                                           -------------
FLORIDA (4.6%)
           575   County of Orange, (Industrial Development
                   Authority, IDR, Refunding, Noland Co. Project,
                   Series 1989) LOC Wachovia Bank and Trust........
                                                                     VRDN            (A)        3.460            575,000
         4,500   County of Orange, (Florida Health Facilities
                   Authority, P-Floats-PA-95)......................
                                                                     TTP             (A)        4.200          4,500,000
         5,000   Dade County, Water & Sewer System.................
                                                                     VRDN            (A)        3.450          5,000,000
        10,050   Florida, (First Municipal Loan Council, Florida
                   League of Cities, Series 1985), LOC Sumitomo
                   Bank, LTD.......................................
                                                                     CP           09/05/95      3.700         10,050,000
         2,000   Florida, (Housing Finance Agency, Carlton Arms II
                   Project, Multi Family Housing Revenue Series
                   1985-EEE) LOC Sumitomo Bank Ltd.................
                                                                     VRDN            (A)        3.850          2,000,000
         5,750   Hernando County, (IDR, Refunding, Moore McCormack
                   Resource Inc. Project Series 1988) LOC Societe
                   Generale........................................
                                                                     VRDN            (A)        3.675          5,750,000
        18,900   Hillsborough County, (Industrial Development
                   Authority, PCR, Refunding, Series 1992).........
                                                                     VRDN            (A)        3.350         18,900,000
         3,570   Jacksonville, (Florida Electric Authority, St.
                   John's River Power Park System Project, Series
                   1986, Maturity 10/1/12).........................
                                                                     RB          10/1/95(B)     7.250          3,631,016
                                                                                                           -------------
                 Total Florida.....................................                                           50,406,016
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     MATURITY DATE    RATE          VALUE
--------------   --------------------------------------------------  ---------  -------------   ------     -------------
GEORGIA (5.2%)
$        6,600   Burke County, (Development Authority, PCR,
                   Oglethorpe Power Corp., Series 1993 A, Vogtle
                   Project) FGIC Insured...........................
                                                                     VRDN            (A)        3.450%     $   6,600,000
        13,450   Burke County, (Development Authority, PCR, Georgia
                   Power Co., 1994, 5th Series, Vogtle Project)....
                                                                     VRDN            (A)        3.400         13,450,000
         7,500   Burke County, (Development Authority, PCR,
                   Oglethorpe Project), FGIC Insured...............
                                                                     VRDN            (A)        3.400          7,500,000
           690   Cobb County, (Development Authority, IDR,
                   Refunding, Noland Co. Project, Series 1989) LOC
                   Wachovia Bank and Trust.........................
                                                                     VRDN            (A)        3.675            690,000
         1,500   County of DeKalb, (Development Authority, IDR,
                   Refunding Noland Co. Project, Series 1989) LOC
                   Wachovia Bank and Trust.........................
                                                                     VRDN            (A)        3.460          1,500,000
         4,800   Georgia, (Atlanta Water & Sewer System, P-Floats
                   PA-22)..........................................
                                                                     VRDN            (A)        3.700          4,800,000
         4,240   Georgia, (Floats PA-31A)..........................
                                                                     VRDN            (A)        3.650          4,240,000
        10,000   Georgia, (Series 1993 C, BT #149).................
                                                                     TPP             (A)        3.800         10,000,000
         7,720   Georgia, (Series 1995 C)..........................
                                                                     GO           07/01/96      7.250          7,938,094
                                                                                                           -------------
                 Total Georgia.....................................                                           56,718,094
                                                                                                           -------------
HAWAII (1.1%)
         4,800   Hawaii, (Housing Finance and Development
                   Corporation, Affordable Rental Housing Program,
                   Housing Program Revenue, Kauhole Kakoaka Project
                   Series 1993-A) LOC Barclays Bank, PLC...........
                                                                     VRDN            (A)        3.750          4,800,000
         7,000   Hawaii, (Housing Finance and Development
                   Corporation, Rental Housing Program, Housing
                   Program Revenue, Series 1989-A) LOC Banque
                   National De Paris...............................
                                                                     VRDN            (A)        3.650          7,000,000
                                                                                                           -------------
                 Total Hawaii......................................                                           11,800,000
                                                                                                           -------------
IDAHO (1.4%)
        15,000   Idaho State (Series 1995).........................
                                                                     TAN          06/27/96      4.500         15,082,941
                                                                                                           -------------
ILLINOIS (3.1%)
         1,090   Charleston Illinois, (Servistar Corp. Project,
                   Series 1988) LOC ABN Amro Bank NV...............
                                                                     VRDN            (A)        3.675          1,090,000
         6,000   Chicago, (O'Hare International Airport, General
                   Airport Second Lien, Series 1994 C), LOC Societe
                   Generale........................................
                                                                     VRDN            (A)        3.550          6,000,000
         9,900   Counties of Jackson and Union, (Regional Port
                   Distributors, Enron Transportation Services LLP,
                   Refunding, Series 1994), LOC Mitsubishi Bank,
                   Houston.........................................
                                                                     VRDN            (A)        3.650          9,900,000
         1,300   Illinois, (Development Finance Authority, Limited
                   Obligation Revenue Bond, Dart Container Corp. of
                   Illinois Project, Series 1984) LOC National Bank
                   of Detroit......................................
                                                                     VRDN            (A)        3.675          1,300,000
         2,490   Illinois, (Development Finance Authority, Olin
                   Corp. Project 1993 D) LOC Credit Suisse.........
                                                                     VRDN            (A)        3.400          2,490,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     MATURITY DATE    RATE          VALUE
--------------   --------------------------------------------------  ---------  -------------   ------     -------------
ILLINOIS (3.1%) (CONTINUED)
$        2,500   Illinois, (Development Finance Authority, Olin
                   Corp. Project, Refunding, Series 1993 A), LOC
                   Credit Suisse, N.Y..............................
                                                                     VRDN            (A)        3.400%     $   2,500,000
         5,000   Illinois, (Education Facilities Authority,
                   Cultural Pooled Finance Authority Project,
                   Series 1985) LOC Commonwealth Bank of
                   Australia.......................................
                                                                     VRDN            (A)        3.450          5,000,000
         2,000   Illinois, (Health Facilities Authority, University
                   of Chicago Hospital Project Series 1985 C) LOC
                   First National Bank, Chicago....................
                                                                     VRDN            (A)        3.700          2,000,000
         2,800   Joliet, (Regional Port Distributors, Exxon Corp.
                   Project, Refunding, Series 1989)................
                                                                     VRDN            (A)        3.350          2,800,000
         1,000   North Chicago, (Lake County, IDR, Abbott Labs
                   Project, Series 1983)...........................
                                                                     VRDN            (A)        4.812          1,000,000
                                                                                                           -------------
                 Total Illinois....................................                                           34,080,000
                                                                                                           -------------
INDIANA (0.5%)
         4,050   City of Rockport, (Indiana Pollution Control, PCR,
                   Indiana and Michigan Electric Co. Project,
                   Series 1985A), LOC Swiss Bank Corp..............
                                                                     VRDN            (A)        3.600          4,050,000
         1,500   Jasper County, (Indiana Pollution Control, PCR,
                   Northern Indiana Public Service Co., Series
                   1994C), LOC Union Bank of Switzerland...........
                                                                     VRDN            (A)        3.450          1,500,000
                                                                                                           -------------
                 Total Indiana.....................................                                            5,550,000
                                                                                                           -------------
KANSAS (1.6%)
         2,000   Garden City, (IDR Refunding, Inland Container
                   Corp. Project, Series 1983) LOC Credit Suisse...
                                                                     VRDN            (A)        3.700          2,000,000
        10,000   Kansas, (Department of Transportation & Highways,
                   Series 1994B)...................................
                                                                     VRDN            (A)        3.450         10,000,000
         1,650   Wichita, (Airport Authority Adjustable Mode
                   Facility Revenue, Refunding, Flight Safety
                   International Inc. Project, Series 1990) LOC
                   Wachovia Bank and Trust.........................
                                                                     VRDN            (A)        3.800          1,650,000
         3,300   Wichita, (CSJ Health System of Wichita, Inc.
                   Revenue, Series 25 1985) LOC Sumitomo Bank
                   Ltd.............................................
                                                                     VRDN            (A)        3.800          3,300,000
                                                                                                           -------------
                 Total Kansas......................................                                           16,950,000
                                                                                                           -------------
LOUISANA (3.6%)
         4,500   Ascension Parish, (Borden Inc. Project, Refunding,
                   Series 1992), LOC Credit Suisse.................
                                                                     VRDN            (A)        3.550          4,500,000
        24,600   Calcasieu Parish, (Recovery District Sales Tax,
                   Road Improvement) LOC National Westminster
                   Bank............................................
                                                                     VRDN            (A)        3.600         24,600,000
         2,700   Louisiana, (Offshore Terminal Authority Deepwater
                   Port, First Stage A - LOOP Inc. Project, Series
                   1992A), LOC Union Bank Of Switzerland...........
                                                                     VRDN            (A)        3.450          2,700,000
         7,100   New Orleans, (Louisiana Aviation Board, Series
                   1993B) MBIA Insured.............................
                                                                     VRDN            (A)        3.550          7,100,000
                                                                                                           -------------
                 Total Louisiana...................................                                           38,900,000
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     MATURITY DATE    RATE          VALUE
--------------   --------------------------------------------------  ---------  -------------   ------     -------------
MARYLAND (1.6%)
$       10,000   Anne Arundel, (PCR, Baltimore Gas and Electric Co.
                   Project, Series 1989, Maturity 07/01/14)........
                                                                     RB          07/01/96(B)    3.850      $  10,000,000
         1,655   Frederick County (IDR Refunding, Noland Co.
                   Project, Series 1989) LOC Wachovia Bank and
                   Trust...........................................
                                                                     VRDN            (A)        3.460          1,655,000
         5,730   Harford County, (Consolidated Public Improvement
                   Refinancing, Series PA-48)......................
                                                                     TPP             (A)        3.700          5,730,000
                                                                                                           -------------
                 Total Maryland....................................                                           17,385,000
                                                                                                           -------------
MASSACHUSETTS (1.2%)
         9,800   Massachusetts, (Health & Education Facility,
                   Harvard University, Series 1985)................
                                                                     VRDN            (A)        3.150%         9,800,000
         2,900   Massachusetts, (Series E, Dedicated Income Tax,
                   Fiscal Recovery Loan Act - 1990) LOC ABN Amro
                   Bank............................................
                                                                     VRDN            (A)        3.200          2,900,000
                                                                                                           -------------
                 Total Massachusetts...............................                                           12,700,000
                                                                                                           -------------
MICHIGAN (0.1%)
         1,000   Michigan, (State Housing Development Authority,
                   Series 1994 C) LOC Credit Suisse, N.Y...........
                                                                     VRDN            (A)        3.550          1,000,000
                                                                                                           -------------
MINNESOTA (0.1%)
         1,525   St. Louis Park, (Tax Increment Revenue, Series
                   1987B) LOC Sumitomo Bank Ltd....................
                                                                     VRDN            (A)        3.550          1,525,000
                                                                                                           -------------
MISSISSIPPI (0.3%)
           535   Columbus, (IDR, Refunding Noland Co. Project,
                   Series 1989) LOC Wachovia Bank and Trust........
                                                                     VRDN            (A)        3.675            535,000
         2,800   Jackson County, (Mississippi Port Facility, PCR,
                   Chevron USA Inc. Project, Refunding, Series
                   1993)...........................................
                                                                     VRDN            (A)        3.500          2,800,000
                                                                                                           -------------
                 Total Mississippi.................................                                            3,335,000
                                                                                                           -------------
MISSOURI (1.0%)
        11,000   Missouri, (Environmental Improvement and Energy
                   Resources Authority, PCR, Union Electric Co.
                   Project, Series 1984B, Maturity 06/01/14) LOC
                   Union Bank of Switzerland.......................
                                                                     RB          06/01/96(B)    4.000         11,000,000
                                                                                                           -------------
NEW HAMPSHIRE (2.2%)
         1,790   New Hampshire Higher Educational and Health
                   Facilities Authority, Dartmouth College Issue,
                   Student Loan Revenue, Series 1994)..............
                                                                     RB          06/01/96(B)    4.100          1,790,000
         2,280   New Hampshire Higher Educational and Health
                   Facilities Authority, Dartmouth Educational Loan
                   Corp., Student Loan Revenue, Series 1982).......
                                                                     RB           06/01/96      4.100          2,280,000
        20,350   State of New Hampshire, (Business Finance
                   Authority, PCR, North East Power Company
                   Project, Series 1990 B).........................
                                                                     VRDN            (A)        3.550         20,350,000
                                                                                                           -------------
                 Total New Hampshire...............................                                           24,420,000
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     MATURITY DATE    RATE          VALUE
--------------   --------------------------------------------------  ---------  -------------   ------     -------------
NEW YORK (10.6%)
$       15,880   New York City, (Series 1995 A)....................
                                                                     TAN          02/15/96      4.500%     $  15,926,775
        15,000   New York City, (Series 1995 A)....................
                                                                     RAN          04/11/96      3.850         15,057,741
         3,500   New York City, (Series 1995 A)....................
                                                                     RAN          04/11/96      4.500          3,513,833
         8,200   New York State (Energy Research & Development
                   Authority, PCR, Niagara Mohawk Power Corp.,
                   Series 1985A) LOC Toronto Dominion Bank.........
                                                                     VRDN            (A)        4.100          8,200,000
         6,000   New York State, (Energy Research & Development
                   Authority, PCR, New York Electric & Gas,
                   Refunding, Series 1994 B) LOC Union Bank of
                   Switzerland.....................................
                                                                     VRDN            (A)        3.150          6,000,000
         5,500   New York, (New York City Municipal Water Finance
                   Authority, Water and Sewer Systems, Series 1993
                   C), FGIC Insured................................
                                                                     VRDN            (A)        3.350          5,500,000
         5,200   New York, (New York City Municipal Water Finance
                   Authority, Water and Sewer Systems, Series 1995
                   A), FGIC Insured................................
                                                                     VRDN            (A)        3.600          5,200,000
        11,750   New York, (Series 1992B) FGIC Insured.............
                                                                     VRDN            (A)        3.600         11,750,000
         2,500   New York, (Sub-Series 1993 B-3) LOC Swana Bank,
                   Ltd.............................................
                                                                     VRDN            (A)        3.650          2,500,000
        11,600   New York, (Sub-Series 1993 B-4) LOC Union Bank of
                   Switzerland.....................................
                                                                     VRDN            (A)        3.600         11,600,000
        20,000   Rockland County, (Series 1995)....................
                                                                     RAN          05/17/96      5.000         20,112,683
        10,000   Suffolk County, (New York Water Authority, Series
                   1994) LOC Bank of Nova Scotia...................
                                                                     VRDN            (A)        3.400         10,000,000
                                                                                                           -------------
                 Total New York....................................                                          115,361,032
                                                                                                           -------------
NORTH CAROLINA (1.4%)
         2,100   Ashe County, (Industrial Facilities and Pollution
                   Control Finance Authority, IDR Refunding, Gates
                   Rubber Co. Project, Series 1988) LOC National
                   Bank of Detroit.................................
                                                                     VRDN            (A)        3.675          2,100,000
         2,140   County of Davidson, (Industrial Facilities and
                   Pollution Control Financing Authority, IDR
                   Refunding, Lowes Co., Inc. Project, Series 1990)
                   LOC National Westminster Bank PLC...............
                                                                     VRDN            (A)        3.675          2,140,000
         2,000   Mecklenburg County, (Industrial Facilities and
                   Pollution Control Financing Authority, IDR,
                   Allied Corp. Project, Series 1984) LOC Algemene
                   Bank Nederlande N. V............................
                                                                     VRDN            (A)        3.700          2,000,000
         1,040   North Carolina, (Eastern Municipal Power Agency,
                   Floats PA-34 B, Series 1993)....................
                                                                     VRDN            (A)        3.650          1,040,000
         1,600   North Carolina, (Educational Facilities Finance
                   Agency, Guilford College Project, Series 1993)
                   LOC Wachovia Bank and Trust.....................
                                                                     VRDN            (A)        3.500          1,600,000
         4,000   Wake County, (Industrial Facilities and Pollution
                   Control Financing Authority, PCR, Carolina Power
                   & Light Project, Series 1985A) LOC Credit
                   Suisse..........................................
                                                                     VRDN            (A)        3.500          4,000,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     MATURITY DATE    RATE          VALUE
--------------   --------------------------------------------------  ---------  -------------   ------     -------------
NORTH CAROLINA (1.4%) (CONTINUED)
$        2,600   Wake County, (Industrial Facilities and Pollution
                   Control Financing Authority, PCR, Carolina Power
                   & Light Co. Project, Series 1985 B) LOC Sumitomo
                   Bank Ltd........................................
                                                                     VRDN            (A)        3.650%     $   2,600,000
                                                                                                           -------------
                 Total North Carolina..............................                                           15,480,000
                                                                                                           -------------
OHIO (0.5%)
         1,400   Warren County, (IDR, Leggett & Platt Inc. Project,
                   Series 1984) LOC National Westminster Bank
                   PLC.............................................
                                                                     VRDN            (A)        4.000          1,400,000
         4,400   Wooster, (IDR, Allen Group Inc. Project, Series
                   1985) LOC Union Bank of Switzerland.............
                                                                     VRDN            (A)        3.650          4,400,000
                                                                                                           -------------
                 Total Ohio........................................                                            5,800,000
                                                                                                           -------------
OKLAHOMA (7.7%)
         2,425   Oklahoma, (Industrial Development Authority, IDR,
                   St. Anthony Parking Garage Project) LOC
                   Mitsubishi Bank and Trust.......................
                                                                     RB           12/01/95      4.050          2,425,000
         5,665   Oklahoma, (Industrial Development Authority, St.
                   Anthony's Physicians Building PJ Medical
                   Practice, Series 1986) LOC Mitsubishi Bank and
                   Trust...........................................
                                                                     RB           12/01/95      4.050          5,665,000
        31,500   Oklahoma, (Water Resources Board, State Loan
                   Revenue Program, Series 1994 A) LOC Swiss Bank
                   Corp............................................
                                                                     CP           09/01/95      4.500         31,500,000
        30,200   Oklahoma, (Water Resources Board, State Loan
                   Revenue Program, Series 1994 A) LOC Swiss Bank
                   Corp............................................
                                                                     CP           03/01/96      3.950         30,200,000
         5,240   Tulsa, (Industrial Development Authority,
                   Hillcrest Medical Center Project, Series 88) LOC
                   Sumitomo Bank...................................
                                                                     VRDN            (A)        3.550          5,240,000
         8,425   Washington County, (Medical Authority, Hospital
                   Revenue, Series 1989 B).........................
                                                                     RB           11/01/95      5.550          8,425,000
                                                                                                           -------------
                 Total Oklahoma....................................                                           83,455,000
                                                                                                           -------------
OREGON (1.8%)
         4,795   Oregon, (Series 73 F), LOC Mitsubishi Bank LTD....
                                                                     VRDN            (A)        3.700          4,795,000
        14,400   Port of Portland, (PCR, Revenue Bonds, Reynolds
                   Metal Co., Series 1985) LOC Bank of Nova
                   Scotia..........................................
                                                                     VRDN            (A)        3.500         14,400,000
                                                                                                           -------------
                 Total Oregon......................................                                           19,195,000
                                                                                                           -------------
PENNSYLVANIA (9.5%)
        14,010   Allegheny County, (Hospital Development Authority,
                   Presbyterian University Hospital, Series
                   1988B-1) LOC PNC Financial......................
                                                                     VRDN            (A)        3.600         14,010,000
         6,700   Allegheny County, (Hospital Development Authority,
                   Presbyterian University Hospital, Series 1990D)
                   MBIA Insured....................................
                                                                     VRDN            (A)        3.600          6,700,000
         5,530   Allegheny County, (Hospital Development Authority,
                   Presbyterian University Hospital, Series
                   1988B-2) LOC PNC Financial......................
                                                                     VRDN            (A)        3.600          5,530,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     MATURITY DATE    RATE          VALUE
--------------   --------------------------------------------------  ---------  -------------   ------     -------------
PENNSYLVANIA (9.5%) (CONTINUED)
$        4,200   Allegheny County, (Hospital Development Authority,
                   Presbyterian University Hospital Series 1990 B)
                   MBIA Insured....................................
                                                                     VRDN            (A)        3.700%     $   4,200,000
         2,525   Allegheny County, (Hospital Development Authority,
                   Presbyterian University Hospital, Series
                   1988B-3) LOC PNC Financial......................
                                                                     VRDN            (A)        3.600          2,525,000
         1,000   Allegheny County, (Hospital Development Authority,
                   Presbyterian University Hospital, Series 1990A)
                   LOC Credit Suisse...............................
                                                                     VRDN            (A)        3.600          1,000,000
           500   Allegheny County, (Hospital Development Authority,
                   Presbyterian University Hospital, Series 1990C)
                   MBIA Insured....................................
                                                                     VRDN            (A)        3.600            500,000
         6,000   Allegheny County, (Industrial Development
                   Authority, IDR Refunding, Dowty Corp. Project,
                   Series 1986) LOC Mellon Bank....................
                                                                     VRDN            (A)        3.650          6,000,000
         3,500   Clinton County, (Industrial Development Authority,
                   IDR, Mellon Bank Central National Assistance
                   Project, Series 1985) LOC Mellon Bank...........
                                                                     VRDN            (A)        3.700          3,500,000
         2,800   Delaware County, (Industrial Development
                   Authority, Multi Family Housing, United Parcel
                   Service of America Project Series 1985).........
                                                                     VRDN            (A)        3.400          2,800,000
         6,880   Delaware County, (Industrial Development
                   Authority, PCR, Series 1988A, Philadelphia
                   Electric Co.) FGIC Insured......................
                                                                     CP           09/05/95      3.900          6,880,000
         3,700   Delaware County, (Industrial Development
                   Authority, PCR, Series 1988A, Philadelphia
                   Electric Co.) FGIC Insured......................
                                                                     CP           10/05/95      3.500          3,700,000
         4,800   Delaware County, (Industrial Development
                   Authority, PCR, Series 1988A, Philadelphia
                   Electric Co.) FGIC Insured......................
                                                                     CP           10/06/95      3.500          4,800,000
         3,150   Lehigh County, (Industrial Development Authority,
                   PCR, P-Floats-PA-99)............................
                                                                     VRDN            (A)        3.650          3,150,000
         2,000   Pennsylvania State, (Industrial Development
                   Authority, Series 1990).........................
                                                                     VRDN            (A)        3.700          2,000,000
        15,000   Pennsylvania, (Higher Education Facilities
                   Authority, Series A)............................
                                                                     VRDN            (A)        3.897         15,000,000
        16,700   Pennsylvania, (Higher Education Facilities
                   Authority, Series B)............................
                                                                     VRDN            (A)        3.897         16,700,000
         4,000   Temple University, (Commonwealth System of Higher
                   Education, Series 1995).........................
                                                                     RB           05/22/96      5.000          4,019,355
                                                                                                           -------------
                 Total Pennsylvania................................                                          103,014,355
                                                                                                           -------------
RHODE ISLAND (0.9%)
        10,000   Rhode Island, (Series 1995).......................
                                                                     TAN          06/28/96      4.500         10,063,311
                                                                                                           -------------
SOUTH CAROLINA (2.1%)
         9,250   Allendale County, (IDR, King Seeley Thermos Co
                   Project) LOC PNC Financial......................
                                                                     VRDN            (A)        3.675          9,250,000
           950   Charleston County, (IDR, Asten Press Fabrics,
                   Inc., Project, Series 1991) LOC Wachovia Bank
                   and Trust.......................................
                                                                     VRDN            (A)        3.750            950,000
         1,060   County of Spartanburg, (IDR, Refunding, Holmberg
                   Electronic Corp. Project, Series 1989 A) LOC
                   Wachovia Bank and Trust.........................
                                                                     VRDN            (A)        3.750          1,060,000

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     MATURITY DATE    RATE          VALUE
--------------   --------------------------------------------------  ---------  -------------   ------     -------------
SOUTH CAROLINA (2.1%) (CONTINUED)
$        1,700   Lauren County, (IDR, Asten Press Fabrics, Inc.
                   Project, Series 1991) LOC Wachovia Bank and
                   Trust...........................................
                                                                     VRDN            (A)        3.750%     $   1,700,000
         9,595   Piedmont County, (South Carolina Electric,
                   Municipal Power Agency, Series 1985B,
                   Prerefunded)....................................
                                                                     RB           01/01/96      9.700         10,030,287
                                                                                                           -------------
                 Total South Carolina..............................                                           22,990,287
                                                                                                           -------------
TENNESSEE (1.2%)
         1,600   Bradley County, (Industrial Development Board,
                   IDR, Olin Corp. Project, Series C) LOC Swiss
                   Bank Corp.......................................
                                                                     VRDN            (A)        3.400          1,600,000
         3,100   Collierville, (Industrial Development Board, IDR,
                   Imperial Clevite Inc., Series 1985) LOC National
                   City Bank of Cleveland..........................
                                                                     VRDN            (A)        5.687          3,100,000
           600   County of Knox, (Industrial Development Board,
                   IDR, Lowes Investment Corp. Project, Series
                   1985) LOC Fuji Bank LTD.........................
                                                                     VRDN            (A)        4.000            600,000
         6,500   County of Knox, (Industrial Development Board,
                   IDR, Moore McCormack Resources Inc. Project,
                   Series 1988) LOC Societe Generale...............
                                                                     VRDN            (A)        3.850          6,500,000
         1,365   Franklin, (Industrial Development Board, IDR,
                   Refunding, Noland Co. Project, Series 1989) LOC
                   Wachovia Bank and Trust.........................
                                                                     VRDN            (A)        3.460          1,365,000
                                                                                                           -------------
                 Total Tennessee...................................                                           13,165,000
                                                                                                           -------------
TEXAS (9.4%)
        15,000   City of Fort Worth, (Water & Sewage Authority),
                   LOC Swiss Bank Corp.............................
                                                                     CP           11/09/95      3.900         15,000,000
         1,500   El Paso, (Industrial Development Authority, IDR,
                   Contel Cellular of El Paso Inc. Project, Series
                   1985) LOC Bank of Nova Scotia...................
                                                                     VRDN            (A)        5.687          1,500,000
         9,000   Grayson County, (Industrial Development Corp.,
                   Aluminum Co. of America)........................
                                                                     VRDN            (A)        3.650          9,000,000
        20,000   Harris County, (Health Facilities Development
                   Corp., Texas Health Care System, Sisters of
                   Charity Incarnate, Series 1995) LOC Credit
                   Suisse..........................................
                                                                     CP           10/17/95      3.750         20,000,000
        12,200   Harris County, (Health Facilities Development
                   Corp., Texas Health Care System, Sisters of
                   Charity Incarnate, Series 1995) LOC Toronto
                   Dominion........................................
                                                                     CP           10/11/95      3.400         12,200,000
        10,000   Harris County, (Series 1995)......................
                                                                     TAN          02/28/96      4.250         10,033,649
        17,900   Texas (Public Finance Authority, Series P-3)......
                                                                     CP           10/12/95      3.750         17,900,000
         1,700   Texas, (Higher Education Authority, Education &
                   Equipment Revenue, Series 1985A) FGIC Insured...
                                                                     VRDN            (A)        3.550          1,700,000
         4,000   Texas, (Sabine River Authority, PCR, Utilities
                   Electric Co., Refunding, Series 1995 B), LOC
                   Union Bank of Switzerland.......................
                                                                     VRDN            (A)        3.600          4,000,000
        10,500   Texas, (Series 1995 A)............................
                                                                     TRAN         08/31/96      4.750         10,565,310
                                                                                                           -------------
                 Total Texas.......................................                                          101,898,959
                                                                                                           -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

  PRINCIPAL
    AMOUNT                                                           SECURITY
(IN THOUSANDS)                  SECURITY DESCRIPTION                   TYPE     MATURITY DATE    RATE          VALUE
--------------   --------------------------------------------------  ---------  -------------   ------     -------------
VERMONT (0.7%)
$        7,700   Vermont, (Student Assistance Corp., Student Loan
                   Revenue Bond, Series 1985) LOC National
                   Westminster Bank................................
                                                                     VRDN            (A)        3.700%     $   7,700,000
                                                                                                           -------------
VIRGINIA (1.0%)
         2,945   Chesterfield County, (Improvement and Refunding
                   Bond, Series 1991)..............................
                                                                     VRDN            (A)        3.650          2,945,000
         4,000   Fairfax County, (Virginia Public Improvement,
                   Series 1995 A)..................................
                                                                     GO           06/01/96      7.000          4,090,087
         1,000   Virginia Beach, (Development Authority, IDR,
                   Norfolk Virginia Beach, Portsmouth MSA Limited
                   Partnership Project) LOC Bank of Nova Scotia....
                                                                     VRDN            (A)        5.687          1,000,000
         2,500   Virginia, (State Housing Development Authority,
                   AHC Service Corp., Series 1987 A) LOC Mitsubishi
                   Bank LTD........................................
                                                                     VRDN            (A)        3.750          2,500,000
                                                                                                           -------------
                 Total Virginia....................................                                           10,535,087
                                                                                                           -------------
WASHINGTON (0.3%)
         2,400   Port of Seattle (Industrial Development
                   Corporation, IDR, Douglas Management Co.
                   Project, 1985 Series) LOC Banque Paribas........
                                                                     VRDN            (A)        3.700          2,400,000
           500   Port of Seattle (Industrial Development
                   Corporation, IDR, Alaska Airlines Inc., Series
                   1984) LOC Bank of N.Y...........................
                                                                     VRDN            (A)        4.200            500,000
                                                                                                           -------------
                 Total Washington..................................                                            2,900,000
                                                                                                           -------------
WEST VIRGINIA (0.1%)
         1,000   County of Mercer, (IDR, Refunding, Noland Co.
                   Project, Series 1989) LOC Wachovia Bank and
                   Trust...........................................
                                                                     VRDN            (A)        3.675          1,000,000
                                                                                                           -------------
WISCONSIN (1.1%)
         2,500   Marshfield, (IDR, Beatrice Cheese Inc. Project,
                   Series 1984) LOC Wachovia Bank and Trust........
                                                                     VRDN            (A)        3.675          2,500,000
         1,300   Seymour, (IDR, Beatrice Cheese Inc. Project,
                   Series 1984) LOC Wachovia Bank and Trust........
                                                                     VRDN            (A)        3.675          1,300,000
         8,500   Wisconsin (Custodial Receipt Certificates)........
                                                                     TPP             (A)        3.800          8,500,000
                                                                                                           -------------
                 Total Wisconsin...................................                                           12,300,000
                                                                                                           -------------
WYOMING (0.4%)
         4,200   Lincoln County, (Wyoming Pollution Control, PCR,
                   Exxon Corp. Project, Series 1985)...............
                                                                     VRDN            (A)        3.500          4,200,000
                                                                                                           -------------
                 TOTAL INVESTMENTS (102.9%)........................                                        1,119,512,224
                 LIABILITIES NET OF OTHER ASSETS (-2.9%)...........                                          (31,072,371)
                                                                                                           -------------
                 NET ASSETS (100.0%)...............................                                        $1,088,439,853
                                                                                                           -------------
                                                                                                           -------------

(A) Variable Rate Demand Note tender dates and/or interest rates are reset at specified intervals which coincide with their tender feature.

(B) The date listed under the heading maturity date represents an optional tender date. The actual maturity date is indicated in the security description.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------

Note: Abbreviations used in the schedule of investments are as follows:

                  CP - Commercial Paper
                  FGIC - Financial Guaranty Insurance Company
                  GO - General Obligation
                  IDR - Industrial Development Revenue
                  LOC - Letter of Credit
                  MBIA - Municipal Bond Investors Assurance Corp.
                  PCR - Pollution Control Revenue
                  RAN - Revenue Anticipation Note
                  RAW - Revenue Anticipation Warrants
                  RB - Revenue Bond
                  TAN - Tax Anticipation Note
                  TPP - Third Party Put
                  TRAN - Tax Revenue Anticipation Note
                  VRDN - Variable Rate Demand Note

The Accompanying Notes are an Integral Part of the Financial Statements.

TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 1995
--------------------------------------------------------------------------------

ASSETS
Investments at Amortized Cost and Value                       $1,119,512,224
Cash                                                                634,115
Interest Receivable                                               7,889,270
Receivable for Investments Sold                                   1,817,019
Prepaid Expenses                                                      2,601
                                                              -------------
    Total Assets                                              1,129,855,229
                                                              -------------

LIABILITIES
Payable for Investments Purchased                                40,765,310
Financial and Fund Accounting Services Fee Payable                  311,575
Advisory Fee Payable                                                178,415
Custody Fee Payable                                                 100,329
Fund Services Fee Payable                                             7,325
Administration Fee Payable                                            5,718
Accrued Expenses                                                     46,704
                                                              -------------
    Total Liabilities                                            41,415,376
                                                              -------------

NET ASSETS
Applicable to Investors' Beneficial Interests                 $1,088,439,853
                                                              -------------
                                                              -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENTS OF OPERATIONS
FOR THE FISCAL YEAR ENDED AUGUST 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME
                                                                                            $ 44,338,836
Interest

EXPENSES
Advisory Fee                                                                  $2,150,291
Custodian Fees and Expenses                                                      236,844
Financial and Fund Accounting Services Fee                                       169,754
Fund Services Fee                                                                110,325
Administration Fee                                                                72,729
Professional Fees                                                                 48,020
Trustees' Fees and Expenses                                                       24,664
Insurance Premium Expense                                                         15,370
Printing Expenses                                                                 12,000
Registration Fees                                                                    610
Miscellaneous                                                                      2,001
                                                                              ----------
                                                                                              (2,842,608)
    Total Expenses
                                                                                            ------------

                                                                                              41,496,228
NET INVESTMENT INCOME

                                                                                                (266,979)
NET REALIZED LOSS ON INVESTMENTS
                                                                                            ------------
                                                                                            $ 41,229,249
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
                                                                                            ------------
                                                                                            ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

TAX EXEMPT MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                    FOR THE FISCAL     FOR THE FISCAL
                                                                      YEAR ENDED         YEAR ENDED
                                                                    AUGUST 31, 1995    AUGUST 31, 1994
                                                                    ---------------    ---------------
INCREASE (DECREASE) IN NET ASSETS

FROM OPERATIONS
Net Investment Income                                               $    41,496,228    $    24,446,505
Net Realized Loss on Investments                                           (266,979)           (13,933)
                                                                    ---------------    ---------------
Net Increase in Net Assets Resulting from Operations                     41,229,249         24,432,572
                                                                    ---------------    ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                                         4,119,755,028      4,178,991,353
Withdrawals                                                          (4,094,390,648)    (4,226,184,823)
                                                                    ---------------    ---------------
Net Increase (Decrease) from Investors' Transactions                     25,364,380        (47,193,470)
                                                                    ---------------    ---------------
Total Increase (Decrease) in Net Assets                                  66,593,629        (22,760,898)

NET ASSETS
Beginning of Fiscal Year                                              1,021,846,224      1,044,607,122
                                                                    ---------------    ---------------
End of Fiscal Year                                                  $ 1,088,439,853    $ 1,021,846,224
                                                                    ---------------    ---------------
                                                                    ---------------    ---------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                                                                          FOR THE PERIOD
                                                                                                           JULY 12, 1993
                                                                                                           (COMMENCEMENT
                                                                    FOR THE FISCAL     FOR THE FISCAL     OF OPERATIONS)
                                                                      YEAR ENDED         YEAR ENDED             TO
                                                                    AUGUST 31, 1995    AUGUST 31, 1994    AUGUST 31, 1993
                                                                    ---------------    ---------------    ---------------
RATIOS TO AVERAGE NET ASSETS:
Expenses                                                                   0.25%              0.25%              0.25%(a)
Net Investment Income                                                      3.61%              2.37%              2.28%(a)

------------------------

(a) Annualized

The Accompanying Notes are an Integral Part of the Financial Statements.

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 1995
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Tax Exempt Money Market Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on July 12, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $955,814,753 on that date from The Pierpont Tax Exempt Money Market Fund in exchange for a beneficial interest in the Portfolio. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio.

The  following  is  a summary  of  the  significant accounting  policies  of the
Portfolio:

    a)Investments are valued at amortized cost which approximates market value. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instruments.

    b)Securities transactions are recorded on a trade date basis. Investment income consists of interest income, which includes the amortization of premiums and discounts. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

    c)The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The cost of securities is substantially the same for book and tax.

2. TRANSACTIONS WITH AFFILIATES

    a)The Portfolio has an investment advisory agreement with Morgan Guaranty Trust Company of New York ("Morgan"). Under the terms of the investment advisory agreement, the Portfolio pays Morgan at an annual rate of 0.20% of the Portfolio's average daily net assets up to $1 billion and 0.10% on any excess over $1 billion. For the fiscal year ended August 31, 1995, this fee amounted to $2,150,291.

    b)The Portfolio retains Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator and exclusive placement agent. Signature provides administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers affiliated with Signature. The agreement provides for a fee to be paid to Signature at an annual fee rate determined by the following schedule: 0.01% of the first $1 billion of the aggregate average daily net assets of the Portfolio and the other portfolios subject to the Administrative Services Agreement, 0.008% of the next $2 billion of such net assets, 0.006% of the

THE TAX EXEMPT MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
AUGUST 31, 1995
--------------------------------------------------------------------------------
      next $2 billion of such net assets, and 0.004% of such net assets in excess of $5 billion. The daily equivalent of the fee rate is applied daily to the net assets of the Portfolio. For the fiscal year ended August 31, 1995, such expenses amounted to $72,729.

    c)During the fiscal year ended August 31, 1995, the Portfolio had a Financial and Fund Accounting Services Agreement ("Services Agreement") with Morgan Guaranty Trust Company of New York ("Morgan") under which Morgan would receive a fee, based on the percentage described below, for overseeing certain aspects of the administration and operation of the Portfolio and was also designed to provide an expense limit for certain expenses of the Portfolio. This fee was calculated exclusive of the advisory fee, custody expenses, fund services fee and brokerage costs at 0.03% of the Portfolio's average daily net assets. For the fiscal year ended August 31, 1995, the fee for these services amounted to $169,754. Effective September 1, 1995, the Services Agreement was terminated and an interim agreement was entered into between the Portfolio and Morgan, which provides for the continuation of the oversight services that were outlined under the prior agreement without any compensation to Morgan.

    d)The Portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the Trustees in exercising their overall supervisory responsibilities for the Portfolio's affairs. The Trustees of the Portfolio represent all the existing shareholders of Group. The Portfolio's allocated portion of Group's costs in performing its services amounted to $110,325 for the fiscal year ended August 31, 1995.

    e)An aggregate annual fee of $65,000 is paid to each Trustee for serving as a Trustee of The Pierpont Funds, The JPM Institutional Funds, their corresponding Portfolios and The Series Portfolio. The Trustees' Fees and Expenses shown in the financial statements represent the Fund's allocated portion of these total fees and expenses. Prior to April 1, 1995, the aggregate annual Trustee Fee was $55,000. The Trustee who serves as Chairman and Chief Executive Officer of these Funds and Portfolios also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $12,900.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The Tax Exempt Money Market Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The Tax Exempt Money Market Portfolio (the "Portfolio") at August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the two years in the period then ended and for the period July 12, 1993 (commencement of operations) through August 31, 1993, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1995 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
New York, New York
October 24, 1995

JPM INSTITUTIONAL MONEY MARKET FUND

JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND

JPM INSTITUTIONAL TREASURY MONEY MARKET FUND

JPM INSTITUTIONAL SHORT TERM BOND FUND

JPM INSTITUTIONAL BOND FUND

JPM INSTITUTIONAL TAX EXEMPT BOND FUND

JPM INSTITUTIONAL NEW YORK TOTAL RETURN BOND FUND

JPM INSTITUTIONAL INTERNATIONAL BOND FUND

JPM INSTITUTIONAL DIVERSIFIED FUND

JPM INSTITUTIONAL SELECTED U.S. EQUITY FUND

JPM INSTITUTIONAL U.S. SMALL COMPANY FUND

JPM INSTITUTIONAL INTERNATIONAL EQUITY FUND

JPM INSTITUTIONAL EMERGING MARKETS EQUITY FUND




FOR MORE INFORMATION ON THE JPM INSTITUTIONAL FAMILY OF FUNDS, CALL J.P. MORGAN FUNDS SERVICES AT (800)766-7722.





The

JPM

Institutional

Tax Exempt

Money Market

Fund





ANNUAL REPORT
AUGUST 31, 1995